Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
September 30, 2024
MNF-NPRT3-1124
1.807736.120
Municipal Securities - 100.4%
	Principal Amount (a)	Value ($)
GUAM - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,062,403
MINNESOTA - 99.0%
Education - 10.8%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	3,389,468
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,046,482
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2034	530,000	551,567
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	6,176,380
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2024	100,000	99,871
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2025	180,000	180,325
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	191,122
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	196,603
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	484,211
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	287,078
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	200,138
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	447,765
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	682,629
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	737,793
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	220,096
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	618,856
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2034	440,000	461,447
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2035	555,000	581,360
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	365,000	335,108
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	374,031
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2025	175,000	175,540
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	101,722
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	159,060
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	266,709
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2032	140,000	148,874
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	412,372
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	157,897
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	131,251
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	130,981
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	104,209
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2015 8 J, 5% 3/1/2027	500,000	504,162
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,454,735
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	412,432
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2024	440,000	440,000
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2025	585,000	589,946
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	612,895
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	701,281
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	480,607
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	500,000	518,131
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,199,158
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,692,459
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,723,749
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	965,583
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) Series 8 G, 5% 12/1/2031	1,000,000	1,022,258
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 4% 10/1/2035	800,000	813,270
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 5% 10/1/2029	760,000	804,691
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 5% 4/1/2028	920,000	947,862
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 5% 4/1/2029	1,005,000	1,035,850
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 5% 4/1/2035	500,000	511,624
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	439,270
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2040	1,000,000	1,062,792
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022A, 5% 10/1/2047	1,000,000	1,067,584
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022A, 5% 10/1/2052	1,000,000	1,060,283
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (c)	3,000,000	3,158,815
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (c)	2,900,000	3,149,418
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,501,594
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (b)	3,600,000	3,904,395
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	1,320,000	1,322,254
University MN (University MN Proj.) Series 2020A, 5% 11/1/2045	3,050,000	3,317,391
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,143,644
		60,609,078
Electric Utilities - 4.6%
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,021,146
Chaska Minn Elec Rev 5% 10/1/2029	785,000	802,208
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,003,660
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	240,778
Minnesota St Mun Pwr Agy Elec Series 2016, 4% 10/1/2041	1,000,000	1,002,553
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	418,319
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2035	400,000	416,967
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,039,845
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	513,801
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	945,852
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	534,547
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	359,748
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	418,364
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	495,705
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	541,700
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,164,453
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	500,000	561,015
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	345,000	382,586
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	397,651
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2030	1,650,000	1,823,057
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2031	2,175,000	2,428,542
Rochester Minn Elec Util Rev Series 2017 A, 5% 12/1/2042	1,100,000	1,135,372
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,650
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	295,000	277,424
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	486,981
Southern MN Mun Pwr Agy Pwr 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	3,320,000	3,179,201
Southern MN Mun Pwr Agy Pwr Series 2015 A, 5% 1/1/2034	1,695,000	1,740,939
Southern MN Mun Pwr Agy Pwr Series 2015 A, 5% 1/1/2036	1,000,000	1,025,735
Southern MN Mun Pwr Agy Pwr Series 2019 A, 5% 1/1/2034	1,230,000	1,372,990
		25,830,789
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	548,059
General Obligations - 36.6%
Albany MN Indpt Sch Dst 745 4.125% 2/1/2041 (Minnesota St Guaranteed)	1,130,000	1,170,344
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2025	1,015,000	1,016,301
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2026	1,220,000	1,221,947
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,286,480
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,346,526
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,416,570
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,801,691
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	892,220
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	944,832
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	977,994
Dassel Cokato Minn Indpt Sch Dist No 466 4% 2/1/2041 (Minnesota St Guaranteed)	415,000	424,994
Dassel Cokato Minn Indpt Sch Dist No 466 4% 2/1/2042 (Minnesota St Guaranteed)	750,000	763,201
Dawson-Boyd Minn Indpt Sch Dist No 378 4% 2/1/2033 (Minnesota St Guaranteed)	1,140,000	1,183,102
Dawson-Boyd Minn Indpt Sch Dist No 378 4% 2/1/2036 (Minnesota St Guaranteed)	1,360,000	1,403,023
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,093,983
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,128,732
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,121,948
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	463,103
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	477,931
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2036	490,000	497,069
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,068,312
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2040	1,115,000	1,146,325
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,230,931
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,117,688
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2036 (Minnesota St Guaranteed)	915,000	964,979
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,897,991
Elk River MN Indp Sch Dist 728 Series 2020 A, 4% 2/1/2031 (Minnesota St Guaranteed)	2,120,000	2,216,691
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2037	1,480,000	1,711,709
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2038	1,525,000	1,757,080
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	295,302
Hawley MN Indpt Sch Dist No150 5% 2/1/2039 (Minnesota St Guaranteed)	620,000	671,676
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2044	3,000,000	3,442,415
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	499,587
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	979,625
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	985,495
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,199,852
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,386,529
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,145,628
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,158,635
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,509,375
Le Sueur-Henderson Minn Indpt Sch Dist No 2397 Series 2022A, 4.5% 2/1/2042 (Minnesota St Guaranteed)	2,495,000	2,615,503
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	595,843
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	654,696
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,670,311
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	831,191
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,297,267
Minneapolis Minn Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	356,945
Minneapolis Special School District No 1 5% 2/1/2034 (Minnesota St Guaranteed)	850,000	979,310
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,326,506
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,387,306
Minneapolis Special School District No 1 5% 2/1/2043 (Minnesota St Guaranteed)	1,320,000	1,455,011
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,456,663
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,670,075
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,066,677
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	962,388
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,402,699
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,822,935
Minneapolis Special School District No 1 Series 2020C, 4% 2/1/2038 (Minnesota St Guaranteed)	1,665,000	1,717,518
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,293,921
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,349,256
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,745,736
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,820,262
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2042 (Minnesota St Guaranteed)	1,745,000	1,906,438
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,454
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,325
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,253
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,068,492
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,828,026
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	396,090
Minnesota St Gen. Oblig. Series 2017 D, 3% 10/1/2029	5,000,000	5,016,008
Minnesota St Gen. Oblig. Series 2018 B, 4% 8/1/2035	5,270,000	5,479,041
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,778,025
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	8,000,000	8,299,420
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	2,000,000	2,156,811
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	3,096,000
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	1,500,000	1,288,530
Moorhead Minn Isd No 152 Series 2020A, 4% 2/1/2031 (Minnesota St Guaranteed)	2,015,000	2,102,964
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	268,982
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	2,002,522
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	2,002,369
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	211,941
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,057,184
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,758,848
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 4% 2/1/2032 (Minnesota St Guaranteed)	3,120,000	3,241,455
Northfield Minn Gen. Oblig. 2% 2/1/2029	250,000	243,858
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,105,590
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	2,006,990
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,466,125
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,557,167
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	759,144
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	856,746
Ramsey Minn Gen. Oblig. 5% 12/15/2032	775,000	909,126
Ramsey Minn Gen. Oblig. 5% 12/15/2033	565,000	659,920
Ramsey Minn Gen. Oblig. 5% 12/15/2034	455,000	529,577
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	940,597
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	260,000	250,053
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	845,771
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	1,019,676
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,042,753
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	1,003,857
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,479,068
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	882,459
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,158,198
Roseville MN Isd No 623 Series 2018A, 5% 2/1/2029 (Minnesota St Guaranteed)	5,180,000	5,475,269
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,431,624
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	290,855
St Paul Minn Indpt Sch Dist No625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,652,746
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	551,753
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	258,057
Virginia Minn Gen. Oblig. 4% 2/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,015,608
Virginia Minn Gen. Oblig. 4% 2/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,011,392
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,033,705
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	844,106
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed)	1,000,000	857,544
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	2,009,194
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	2,008,595
West St Paul MN Indept Sch Dis Series 2018 A, 4% 2/1/2041 (Minnesota St Guaranteed)	2,400,000	2,418,653
White Bear Lk MN Indpt SD 624 4% 2/1/2032 (Minnesota St Guaranteed)	4,795,000	5,135,793
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2031 (Minnesota St Guaranteed)	1,860,000	1,865,857
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,114,939
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,753,975
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,830,506
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,315,914
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,406,900
		202,458,673
Health Care - 30.1%
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2025	250,000	250,218
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2026	500,000	500,522
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2027	920,000	920,976
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	564,309
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	575,082
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,197,374
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2038	400,000	417,438
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	259,509
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2025	565,000	567,767
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	372,183
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	1,005,286
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,131,758
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,365,244
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2033	1,170,000	1,320,407
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2047	2,500,000	2,743,369
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2052	1,250,000	1,363,672
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	1,500,000	1,539,978
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,030,000	1,976,931
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	800,341
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,250,000	1,220,069
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2025	215,000	217,892
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	703,994
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,515,112
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,312,248
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,008,974
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,384,892
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,454,838
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	3,023,794
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,035,734
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	930,118
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	598,027
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	514,212
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,549,527
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,531,772
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,815,789
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,279,428
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,914,630
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (c)	11,445,000	12,517,855
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Municipal Corp Insured)	850,000	863,755
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,220,986
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2034	3,350,000	3,486,763
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2035	2,500,000	2,594,818
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2036	2,500,000	2,590,196
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2049	4,935,000	4,999,602
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.95% 11/15/2048, LOC Bank of America NA VRDN (c)	20,000,000	20,000,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,956,962
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,582,993
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2033	1,220,000	1,440,463
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2018 A, 4% 11/15/2048	3,400,000	3,368,322
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,805,235
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2025	1,345,000	1,346,660
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2026	1,575,000	1,576,614
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2028	1,000,000	1,000,713
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2034	1,065,000	1,065,471
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (c)(e)	2,900,000	2,861,978
St Cloud Minn Health Care Rv (Centracare Health System Proj.) 5% 5/1/2029	1,125,000	1,161,813
St Cloud Minn Health Care Rv (Centracare Health System Proj.) 5% 5/1/2030	1,000,000	1,031,324
St Cloud Minn Health Care Rv (Centracare Health System Proj.) 5% 5/1/2031	1,000,000	1,030,009
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	6,000,000	6,264,292
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2035 (d)	1,000,000	1,155,282
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043 (d)	600,000	666,662
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044 (d)	1,000,000	1,107,455
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054 (d)	4,000,000	4,331,504
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	95,000	90,011
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	481,037
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	677,134
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	878,582
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2033	3,410,000	3,537,692
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	689,107
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	5,000,000	5,060,315
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2030	5,015,000	5,072,851
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	298,478
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	314,006
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	422,532
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	443,595
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	413,313
Wadena Minn Rev Series 2024 A, 5% 12/1/2033 (Centracare Health System Guaranteed)	385,000	439,689
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	2,068,946
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	505,006
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	1,008,258
		166,311,693
Housing - 9.1%
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,538,808	2,241,556
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,863,181	5,635,201
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,303,733
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	1,005,000	993,243
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,950,000	2,948,824
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	5,890,000	5,887,606
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	2,125,000	2,163,278
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	2,315,000	2,503,300
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,048,814
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	3,605,000	3,561,098
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	2,800,000	2,755,964
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	1,495,000	1,469,616
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033	830,000	692,957
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	1,045,000	1,030,375
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,910,000	3,129,633
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	990,000	1,083,842
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,990,000	2,203,173
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	1,690,000	1,685,400
Minnesota Housing Finance Agency Series 2024A, 6.25% 1/1/2054	5,995,000	6,671,104
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	712,026	652,560
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,522,544	1,258,288
		50,919,565
Other - 0.9%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2025	565,000	570,173
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	513,534
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,057,237
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	659,976
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	738,374
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,475,754
		5,015,048
State G.O. - 1.3%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (c)	7,000,000	7,094,841
Transportation - 5.2%
Minneapolis Met Airport Commis 5% 1/1/2027 (b)	350,000	363,772
Minneapolis Met Airport Commis 5% 1/1/2028 (b)	430,000	446,149
Minneapolis Met Airport Commis 5% 1/1/2029 (b)	225,000	233,399
Minneapolis Met Airport Commis 5% 1/1/2030 (b)	480,000	497,491
Minneapolis Met Airport Commis 5% 1/1/2031 (b)	200,000	206,853
Minneapolis Met Airport Commis 5% 1/1/2032 (b)	200,000	206,353
Minneapolis Met Airport Commis 5% 1/1/2033 (b)	220,000	226,783
Minneapolis Met Airport Commis 5% 1/1/2034 (b)	225,000	231,780
Minneapolis Met Airport Commis 5% 1/1/2035 (b)	225,000	231,574
Minneapolis Met Airport Commis 5% 1/1/2036 (b)	220,000	226,151
Minneapolis Met Airport Commis 5% 1/1/2037 (b)	250,000	256,644
Minneapolis Met Airport Commis 5% 1/1/2041 (b)	725,000	739,234
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,275,000	4,489,622
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,375,000	2,488,993
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	3,035,049
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (b)	1,780,000	1,788,535
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (b)	1,600,000	1,676,755
Minneapolis Met Airport Commis Series 2023A, 5% 1/1/2035	900,000	1,038,951
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (b)	3,000,000	3,292,042
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (b)	6,490,000	7,078,050
		28,754,180
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	865,154
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	1,015,830
		1,880,984
TOTAL MINNESOTA		549,422,910
PUERTO RICO - 1.2%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	1,705,673	1,157,703
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	198,368
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	642,473
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,578,950
		3,577,494
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	101,972
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	80,230
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	987,764
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	619,355
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	380,000	412,826
		2,202,147
Housing - 0.2%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,225,000	1,298,232
TOTAL PUERTO RICO		7,077,873
TOTAL MUNICIPAL SECURITIES (Cost $559,973,452)		557,563,186

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $559,973,452)	557,563,186
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,239,327)
NET ASSETS - 100.0%	555,323,859

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,861,978 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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